Equity - Long term incentive plans (Details) $ / shares in Units, $ in Thousands								3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022 shares	Apr. 01, 2021 shares installment	Apr. 01, 2020 shares installment	Apr. 01, 2019 shares installment	Jan. 31, 2019 shares	Feb. 16, 2018 shares	Feb. 12, 2015 shares € / shares	Mar. 31, 2020	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2019 tranche $ / shares
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees | $									$ 584	$ 761
Cash-settled share-based payments expense | $									2,872	$ 602
Number of vesting tranches in share-based payment program | tranche											4
Long term incentive plan 2015
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees | $									$ 0
Long term incentive plan 2015 | Phantom Share Units (PSUs) | Share-based compensation award, tranche one
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2015 | Phantom Share Units (PSUs) | Share-based compensation award, tranche two
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2015 | Phantom Share Units (PSUs) | Share-based compensation award, tranche three
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2015 | Key management personnel of entity or parent
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage							40.00%
Share-based compensation arrangement by share-based payment award, award vesting period							3 years
Number of instruments (in shares)							236,590
Share-based compensation arrangement by share-based payment award, exercice period							13 years
Exercise price of outstanding share options (in euro per share) | € / shares							€ 10.0475
Long term incentive plan 2015 | Key management personnel of entity or parent | Restricted Stock Units (RSUs)
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage							60.00%
Number of instruments (in shares)							65,433
Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of classes of share capital [line items]
Cash-settled share-based payments expense | $									$ (600)
Long term incentive plan 2018 | Phantom Share Units (PSUs) | Share-based compensation award, tranche one
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2018 | Phantom Share Units (PSUs) | Share-based compensation award, tranche two
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2018 | Phantom Share Units (PSUs) | Share-based compensation award, tranche three
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2018 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of classes of share capital [line items]
Number of instruments (in shares)						154,432
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0								0
Transaction based incentive plan 2019 | Phantom Share Units (PSUs)
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting period											5 years
Number of instruments (in shares)					1,200,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	704,000								704,000
Cash-settled share-based payments expense | $									$ 3,400
Transaction based incentive plan 2019 | Phantom Share Units (PSUs) | Share-based compensation award, tranche one
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage								12.00%			12.00%
Share-based compensation arrangement by share-based payment award, award vesting target, share price (in dollar per share) | $ / shares											$ 12
Transaction based incentive plan 2019 | Phantom Share Units (PSUs) | Share-based compensation award, tranche two
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage											19.00%
Share-based compensation arrangement by share-based payment award, award vesting target, share price (in dollar per share) | $ / shares											$ 14
Transaction based incentive plan 2019 | Phantom Share Units (PSUs) | Share-based compensation award, tranche three
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage											25.00%
Share-based compensation arrangement by share-based payment award, award vesting target, share price (in dollar per share) | $ / shares											$ 16
Transaction based incentive plan 2019 | Phantom Share Units (PSUs) | Share-based compensation award, tranche four
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage											44.00%
Share-based compensation arrangement by share-based payment award, award vesting target, share price (in dollar per share) | $ / shares											$ 18
Long term incentive plan 2019
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees | $									$ (600)
Long term incentive plan 2019 | Phantom Share Units (PSUs) | Share-based compensation award, tranche one
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2019 | Phantom Share Units (PSUs) | Share-based compensation award, tranche two
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2019 | Phantom Share Units (PSUs) | Share-based compensation award, tranche three
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2019 | Key management personnel of entity or parent | Restricted Stock Units (RSUs)
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage				100.00%
Share-based compensation arrangement by share-based payment award, award vesting period				3 years
Share-based compensation arrangement by share-based payment award, number of installments | installment				3
Number of options granted (in shares)				152,346
Number of share options vested in share-based payment arrangement (in shares)	105,626
Long term incentive plan 2020
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees | $									$ 400
Long term incentive plan 2020 | Phantom Share Units (PSUs) | Share-based compensation award, tranche one
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2020 | Phantom Share Units (PSUs) | Share-based compensation award, tranche two
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2020 | Phantom Share Units (PSUs) | Share-based compensation award, tranche three
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2020 | Key management personnel of entity or parent | Restricted Stock Units (RSUs)
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage			100.00%
Share-based compensation arrangement by share-based payment award, award vesting period			3 years
Share-based compensation arrangement by share-based payment award, number of installments | installment			3
Number of options granted (in shares)			144,392
Number of share options vested in share-based payment arrangement (in shares)	76,166
Long term incentive plan 2021
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees | $									$ 700
Long term incentive plan 2021 | Phantom Share Units (PSUs) | Share-based compensation award, tranche one
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2021 | Phantom Share Units (PSUs) | Share-based compensation award, tranche two
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2021 | Phantom Share Units (PSUs) | Share-based compensation award, tranche three
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage									33.33%
Long term incentive plan 2021 | Key management personnel of entity or parent | Restricted Stock Units (RSUs)
Disclosure of classes of share capital [line items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		100.00%
Share-based compensation arrangement by share-based payment award, award vesting period		3 years
Share-based compensation arrangement by share-based payment award, number of installments | installment		3
Number of options granted (in shares)		193,387
Number of share options vested in share-based payment arrangement (in shares)	64,462